                       SEMIANNUAL REPORT / JUNE 30 1999

                              AIM BALANCED FUND

                                [COVER IMAGE]



                           [AIM LOGO APPEARS HERE]

                                  [COVER IMAGE]

                      -------------------------------------

                               TWO BLUE DANCERS

                      BY EDGAR DEGAS (1834-1917, FRENCH)

          IN EVERY ART FORM, WHETHER DANCE OR INVESTING, DISCIPLINE

             AND DEDICATION ARE PARAMOUNT FOR SUCCESS. AT AIM WE

         CONTINUALLY STRIVE FOR EXCELLENCE BY ADHERING TO A UNIQUELY

                        DISCIPLINED INVESTMENT STYLE.

                      -------------------------------------


AIM Balanced Fund is for shareholders who seek a high total return consistent with preservation of capital by investing in a broadly diversified portfolio consisting of stocks and bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Balanced Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o Had fees and expenses not been waived in the past, returns for Class A shares would have been lower.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The Nasdaq (National Association of Securities Dealers Automated Quotation system) Composite Index is a market-value-weighted index comprising all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. It includes more than 5,000 companies and is often considered representative of the small and medium-size company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the Nasdaq Index.
o The Standard & Poor's Composite of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
o The Lipper Balanced Funds Index is a net-asset-value-weighted index of the 30 largest funds within the balanced fund investment objective. It is calculated daily with adjustments for distributions as of the ex-dividend dates. It is compiled by Lipper, Inc., an independent mutual-fund performance monitor.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

          MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFOR-
              MANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

           AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK
                 THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.


    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                                AIM BALANCED FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
     [PHOTO OF      many of your minds may be, "How will the year 2000 computer
    Charles T.      issue affect AIM and my investments?" We would like you to
      Bauer,        feel comfortable. We are pleased to be able to report to you
   Chairman of      that as of June 1999 we achieved a major milestone toward
   the Board of     year 2000 compliance status: we have successfully completed
     THE FUND       the testing of all of our mission-critical systems.
   APPEARS HERE]        Earlier this year, AIM participated in an industrywide
                    test that gave us a chance to see how our technology systems might be affected by the changeover to the year 2000 (Y2K).
                    Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.
    During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. Now that we have finished adjusting our applications and systems, our focus for the rest of 1999 is to continue monitoring the year 2000 readiness status of outside sources we're linked to electronically. On the investment side, our portfolio management staff is continually evaluating the Y2K preparedness of the domestic and foreign companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if necessary. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our automated AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman
AIM Advisors, Inc.

  PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED
                      AIM'S YEAR 2000 READINESS DISCLOSURE.


                      -------------------------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                               YEAR 2000 CONCERNS.

                      -------------------------------------



                                AIM BALANCED FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



AIM BALANCED FUND BENEFITS
FROM BROADER MARKET

HOW DID AIM BALANCED FUND PERFORM DURING THE REPORTING PERIOD?
For the six-month reporting period ended June 30, 1999, cumulative total return was a solid 5.02% for Class A shares, 4.61% for Class B shares and 4.60% for Class C shares. These returns are computed at net asset value, that is, without the effect of sales charges.
    The fund's long-term performance continued to compare favorably to its peers. For the 10-year period ended June 30, 1999, AIM Balanced Fund's class A shares were the top-performing share class in the balanced fund category monitored by Lipper, Inc. In addition, the fund's Class A shares' 5-year and 3-year returns were in the top 11% and 33% of the Lipper balanced fund universe, respectively.
    Fund flows remained strong during the reporting period, with net assets under management growing from $2.33 billion on December 31, 1998 to $2.67 billion on June 30.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?
U.S. equity markets regained their momentum in the first half of 1999 as major market indexes--the Dow, S&P 500 and Nasdaq--reached record highs. During the first quarter of 1999, the broadening of strong earnings across all market-cap sectors sparked investor interest in mid- and small-sized companies. The recovery also extended to a wide range of industries that had suffered during the market narrowness of the last few years. As a result of this dramatic shift in market sentiment, traditional large-cap growth stocks were no longer the dominant market drivers at the reporting period's end.
    Bond performance during the reporting period was generally disappointing, stemming from heightened concerns regarding the Federal Reserve Board's (the
Fed) move to raise interest rates. This uncertainty eroded bond prices in May and June, sending their yields higher.
    On June 30, the Fed raised the federal funds rate from 4.75% to 5%, but returned to a neutral rate policy. The latter decision, signaling that rate increases were unlikely in the near future, sparked a "relief rally" in both the stock and bond markets.

WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG GAINS?
Unlike most of its peers, which invest solely in large-cap companies, AIM Balanced Fund has a flexible structure and invests across all market-cap sectors. This flexibility proved especially beneficial during the reporting period, as market performance broadened to include smaller companies. As of June 30, the fund had approximately two-thirds of its equity holdings in large-cap companies. The balance was invested in mid- and small-cap firms.
    The fund's stock portion surged ahead in early 1999, led by favorable holdings in technology companies and telephone and telecommunications firms. On the


LIPPER RANKINGS

As of 6/30/99

================================================================================
AIM BALANCED FUND

CLASS A SHARES


                    RANK VS.       PERCENTILE
   PERIOD        FUND CATEGORY        RANK

  10 Years          1 of 58             2%

   5 Years         20 of 182           11%

   3 Years         98 of 304           33%


Fund percentage rankings are vs. all funds in its category tracked by Lipper, Inc., excluding sales charges and including fees and expenses.
================================================================================

================================================================================
RESULTS OF A $10,000 INVESTMENT

6/30/89-6/30/99
--------------------------------------------------------------------------------
[BAR CHART]

FUND CLASS A SHARES             $39,872

LIPPER BALANCED FUNDS INDEX     $33,287

Past performance is no guarantee of comparable future results. Fund performance includes sales charges, expenses and management fees.
================================================================================



================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/99, including sales charges

CLASS A SHARES

   10 Years                    14.83%
    5 Years                    17.74
    1 Year                      3.38

CLASS B SHARES

Since Inception (10/18/93)     13.52%
    5 Years                    17.72
    1 Year                      2.58

CLASS C SHARES

Since Inception (8/4/97)       11.10%
    1 Year                      6.65
================================================================================



          See important fund and index disclosures inside front cover.


                                AIM BALANCED FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



PORTFOLIO COMPOSITION

As of 6/30/99, based on total net assets

================================================================================
TOP 10 EQUITY HOLDINGS                     TOP 10 FIXED-INCOME HOLDINGS
--------------------------------------------------------------------------------
   1. America Online, Inc.           1.41%  1. U.S. Treasury Securities    8.87%
   2. Lucent Technologies, Inc.      1.30   2. U.S. Government Agency      2.73
                                               Securities
   3. VISX Inc.                      0.89   3. Comverse Technology, Inc.   0.49
   4. Cisco Systems, Inc.            0.82   4. Merrill Lynch & Co.         0.45

   5. Nokia Oyj A.B.-Class A-ADR     0.75   5. International Bank for      0.43
                                               Reconstruction and
                                               Development (The)
   6. Univision Communications, Inc. 0.75   6. Time Warner, Inc.           0.43
   7. Qwest Communications           0.74   7. Treuhandanstalt             0.42
      International, Inc.
   8. Microsoft Corp.                0.67   8. Florida Windstorm           0.41
   9. Hispanic Broadcasting Corp.    0.65   9. Exodus Communications, Inc. 0.40
  10. Chase Manhattan Corp. (The)    0.65  10. Global Telesystems Group    0.39


The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===============================================================================

equity side, the fund's top sector holdings were technology, health care, and financials.

THE TECHNOLOGY SECTOR EXPERIENCED SOME VOLATILITY IN EARLY 1999. WHAT TYPES OF TECHNOLOGY COMPANIES DOES THE FUND OWN?
The majority of the fund's technology holdings are high-quality, dominant brand-name firms. Companies such as America Online, Lucent Technologies and Cisco Systems continued to weather the sector's volatility due to their large size, which has become a strategic weapon in this sector. Larger technology companies have more money to spend on research and development, which in turn drives further technological advancement. In this sector, being small- or mid-cap may not necessarily be an advantage. Having money to spend on research and development and the ability to provide global reach to customers have become the main thrusts behind a technology business' success.

WHAT TYPES OF FIXED-INCOME HOLDINGS ARE IN THE FUND'S PORTFOLIO?
On the fixed-income side, we continued to keep to an intermediate maturity structure that is less sensitive to interest-rate changes. The average quality rating of bonds in the fund's portfolio remained A. We invest mainly in higher-quality, shorter-maturity bonds, such as U.S. government issues and investment-grade corporate bonds.
    During the reporting period, we increased our holdings of corporate bonds in an attempt to capture more yield as the yield spread between U.S. Treasuries and corporate bonds widened at the end of 1998. As of June 30, corporate bonds represented 33.11% of total net assets, while Treasuries accounted for 8.87%. The average maturity of the fund's bond portion was approximately 12 years: this is slightly longer than in the past because we were trying to obtain higher returns on these bonds by moving up the maturity curve. However, as interest rates started to increase toward the end of the reporting period, we began to shorten the maturity on the fund's fixed-income holdings. We also held approximately 3.62% of total net assets in convertible bonds on June 30.

WHAT ARE CONVERTIBLE BONDS? HOW DO THEY FIT INTO THE FUND'S INVESTMENT STRATEGY? Convertible bonds are corporate bonds that may be exchanged for a fixed number of shares of the issuing company's common stock. Convertibles fit the theme for AIM Balanced Fund since they contain both an equity and a fixed-income component. They offer the relative safety of the fixed-income market and the potential appreciation of the equity market. As with all holdings, we follow AIM's earnings-momentum model in making decisions regarding convertible bonds. When earnings for the issuing company increase, we generally convert the bonds to capture all the returns of the underlying stocks. We use convertibles as a way to reduce volatility with investments in the small- and mid-cap sectors.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1999?
Equity performance remains strong as corporations across all market-capitalization sectors continue to post solid earning reports. At the same time, several current economic forces are favorable for bond performance: modest inflationary pressures, full employment, income growth and capital formation. To the extent that these factors remain in place through 1999, AIM Balanced Fund should continue to meet its goals of competitive returns and reduced volatility.


          See important fund and index disclosures inside front cover.


                                AIM BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS &
  NOTES-24.76%

AGRICULTURAL PRODUCTS-0.06%

Cargill, Inc., Notes, 6.875%,
  05/01/28 (Acquired 03/12/99;
  Cost $1,846,337)(a)              $ 1,850,000   $    1,721,129
---------------------------------------------------------------

AIRLINES-1.14%

Airplanes Pass Through Trust,
  Series D Gtd. Sub. Bonds,
  10.875%, 03/15/19                    500,000          481,822
---------------------------------------------------------------
America West Airlines, Inc., Pass
  Through Ctfs., 6.86%, 07/02/04     4,799,996        4,751,948
---------------------------------------------------------------
American Airlines, Equipment
  Trust Ctfs., 9.90%, 01/15/11       2,955,000        3,441,688
---------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16              5,000,000        5,457,800
---------------------------------------------------------------
  Deb., 10.375%, 12/15/22            2,300,000        2,857,382
---------------------------------------------------------------
  Medium Term Notes, 8.52%,
    01/30/04                         2,000,000        2,109,240
---------------------------------------------------------------
  Notes, 6.65%, 03/15/04             2,900,000        2,849,598
---------------------------------------------------------------
Northwest Airlines Corp., Pass
  Through Ctfs., 7.248%, 07/02/14    4,594,232        4,353,701
---------------------------------------------------------------
United Air Lines, Inc., Pass
  Through Ctfs., 9.56%, 10/19/18     3,750,000        4,204,125
---------------------------------------------------------------
                                                     30,507,304
---------------------------------------------------------------

AUTOMOBILES-0.52%

General Motors Acceptance Corp.,
  Bonds, 6.15%, 04/05/07             9,400,000        9,008,537
---------------------------------------------------------------
General Motors Corp., Deb.,
  8.80%, 03/01/21                      400,000          455,816
---------------------------------------------------------------
Rocs Series CHR-1998-1,
  Collateral Trust, 6.50%,
  08/01/18 (Acquired 05/19/98;
  Cost $4,829,145)(a)                4,878,171        4,542,260
---------------------------------------------------------------
                                                     14,006,613
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.37%

Dresdner Bank A.G. (Germany),
  Sub. Bonds, 6.00%, 11/03/08        4,000,000        3,647,824
---------------------------------------------------------------
HSBC Holdings PLC (United
  Kingdom), Sub. Notes, 7.50%,
  07/15/09                           1,050,000        1,061,739
---------------------------------------------------------------
Royal Bank of Canada (Canada),
  Unsec. Yankee Sub. Notes,
  6.75%, 10/24/11                    3,000,000        3,004,230
---------------------------------------------------------------
Royal Bank of Scotland PLC
  (Scotland), Yankee Sub. Notes,
  6.375%, 02/01/11                   1,500,000        1,417,425
---------------------------------------------------------------
Wachovia Corp., Sub. Notes,
  6.375%, 02/01/09                     800,000          767,952
---------------------------------------------------------------
                                                      9,899,170
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.20%

Bank of America Corp., Unsec.
  Sub. Notes, 7.125%, 03/01/09       4,250,000        4,267,297
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BANKS (MONEY CENTER)-(CONTINUED)

Bankers Trust Corp., Unsec. Sub.
  Notes, 7.50%, 11/15/15           $ 3,000,000   $    2,941,470
---------------------------------------------------------------
Chase Manhattan Corp., Unsec.
  Sub. Notes, 6.375%, 04/01/08       4,400,000        4,207,456
---------------------------------------------------------------
Deutsche Bank Financial, Unsec.
  Gtd. Sub. Deb., 6.70%, 12/13/06    3,500,000        3,431,785
---------------------------------------------------------------
First Union Bancorp, Sub. Deb.,
  7.50%, 04/15/35                    4,600,000        4,732,986
---------------------------------------------------------------
First Union Corp., Sub. Notes,
  6.375%, 01/15/09                     800,000          762,232
---------------------------------------------------------------
International Bank for
  Reconstruction and Development
  (The), Deb., 8.25%, 09/01/16       9,800,000       11,604,866
---------------------------------------------------------------
                                                     31,948,092
---------------------------------------------------------------

BANKS (REGIONAL)-1.46%

HSBC USA, Inc., Unsec. Sub.
  Notes, 7.00%, 11/01/06             7,400,000        7,320,080
---------------------------------------------------------------
Marshall & Ilsley Corp.-Series D,
  Medium Term Notes, 6.43%,
  10/15/02                           4,000,000        4,003,800
---------------------------------------------------------------
Mercantile Bancorp, Inc.,
  Sub. Notes, 6.375%, 01/15/04         700,000          688,471
---------------------------------------------------------------
  Unsec. Sub. Notes, 7.30%,
    06/15/07                         9,140,000        9,253,610
---------------------------------------------------------------
Signet Banking Corp., Sub. Notes,
  7.80%, 09/15/06                    5,000,000        5,239,350
---------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Deb.,
  7.375%, 07/15/15                   5,000,000        4,911,450
---------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                           7,500,000        7,664,775
---------------------------------------------------------------
                                                     39,081,536
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.06%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 8.35%,
  06/20/20(b)                        7,500,000        1,658,625
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.02%

Comcast Cable Communications,
  Notes, 8.50%, 05/01/27             3,400,000        3,790,694
---------------------------------------------------------------
  Unsec. Unsub. Notes, 6.20%,
    11/15/08                         2,750,000        2,565,942
---------------------------------------------------------------
CSC Holdings, Inc.,
  Sr. Unsec. Deb., 7.875%,
    02/15/18                         1,420,000        1,378,280
---------------------------------------------------------------
  Sr. Unsec. Deb., 7.625%,
    07/15/18                         3,100,000        2,934,398
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.875%,
    12/15/07                         4,400,000        4,433,088
---------------------------------------------------------------
TCI Communications, Inc., Sr.
  Notes, 8.00%, 08/01/05             6,500,000        6,879,730
---------------------------------------------------------------
USA Networks, Inc., Sr. Unsec.
  Gtd. Notes, 6.75%, 11/15/05        5,600,000        5,380,721
---------------------------------------------------------------
                                                     27,362,853
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CHEMICALS-0.69%

Airgas, Inc., Medium Term Notes,
  7.14%, 03/08/04                  $ 6,700,000   $    6,439,504
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                           5,015,000        5,577,081
---------------------------------------------------------------
Union Carbide Corp., Deb., 6.79%,
  06/01/25                           6,500,000        6,381,635
---------------------------------------------------------------
                                                     18,398,220
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.19%

Monsanto Co., Deb., 6.50%,
  12/01/18 (Acquired 12/04/98;
  Cost $5,477,010)(a)                5,500,000        4,972,220
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.13%

Lucent Technologies, Unsec. Deb.,
  6.45%, 03/15/29                    3,900,000        3,589,131
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES &
  GIFTS)-0.21%

American Greetings Corp., Unsec.
  Notes, 6.10%, 08/01/28             5,800,000        5,530,474
---------------------------------------------------------------

CONSUMER FINANCE-0.81%

Beneficial Corp.-Series H Medium
  Term Notes, 6.94%, 12/15/06        4,750,000        4,736,035
---------------------------------------------------------------
Commercial Credit Co.,
  Putable Notes, 6.625%, 06/01/15    2,000,000        2,008,400
---------------------------------------------------------------
  Putable Notes, 7.875%, 02/01/25    4,000,000        4,229,600
---------------------------------------------------------------
Countrywide Funding Corp., Sub.
  Notes, 8.25%, 07/15/02               500,000          522,105
---------------------------------------------------------------
Ford Motor Credit, Notes, 6.75%,
  08/15/08                             800,000          784,848
---------------------------------------------------------------
GMAC, Notes, 9.00%, 10/15/02         4,175,000        4,491,047
---------------------------------------------------------------
Household Finance Corp., Notes,
  7.125%, 09/01/05                   4,700,000        4,736,378
---------------------------------------------------------------
                                                     21,508,413
---------------------------------------------------------------

ELECTRIC COMPANIES-2.29%

Arizona Public Service Co.,
  Notes, 6.25%, 01/15/05             5,000,000        4,828,850
---------------------------------------------------------------
Cleveland Electric Illuminating
  Co. (The), Sec. Sr. Series D
  Notes, 7.43%, 11/01/09             3,300,000        3,324,849
---------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 7.375%, 11/15/00            4,000,000        4,057,960
---------------------------------------------------------------
Commonwealth Edison Co., First
  Mortgage Notes, 7.50%, 07/01/13    7,000,000        7,359,170
---------------------------------------------------------------
El Paso Electric Co.,
  Series D Sec. First Mortgage
    Bonds, 8.90%, 02/01/06           4,750,000        5,122,875
---------------------------------------------------------------
  Series E Sec. First Mortgage
    Bonds, 9.40%, 05/01/11           4,000,000        4,497,240
---------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Notes, 6.625%,
    07/01/05                         7,200,000        7,173,504
---------------------------------------------------------------
  First Mortgage Notes, 9.25%,
    10/01/01                         5,380,000        5,704,737
---------------------------------------------------------------
  Series G Sr. Unsec. Notes,
    7.75%, 10/01/08                  7,600,000        7,828,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
ELECTRIC COMPANIES-(CONTINUED)

UtiliCorp United, Inc., Sr.
  Unsec. Putable Notes, 6.70%,
  10/15/06                         $ 3,000,000   $    3,026,280
---------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes,
  6.25%, 8/15/03                     2,425,000        2,381,908
---------------------------------------------------------------
  7.125%, 08/01/09                   6,000,000        5,969,040
---------------------------------------------------------------
                                                     61,274,413
---------------------------------------------------------------

ENTERTAINMENT-0.89%

News America Holdings, Inc., Sr.
  Notes, 8.45%, 08/01/34             3,125,000        3,305,594
---------------------------------------------------------------
Time Warner, Inc., Deb.,
  9.125%, 01/15/13                  10,000,000       11,438,100
---------------------------------------------------------------
  9.15%, 02/01/23                    7,850,000        9,119,266
---------------------------------------------------------------
                                                     23,862,960
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.12%

Associates Corp. of North
  America,
  Series B Sr. Deb., 7.95%,
    02/15/10                         5,900,000        6,247,982
---------------------------------------------------------------
  Sr. Deb., 6.95%, 11/01/18          4,400,000        4,189,372
---------------------------------------------------------------
BellSouth Capital Funding, Deb.,
  6.04%, 11/15/26                    4,000,000        3,990,960
---------------------------------------------------------------
Chrysler Financial Corp., Deb.,
  8.50%, 02/01/18                      150,000          152,242
---------------------------------------------------------------
Citigroup, Inc., Deb., 6.625%,
  01/15/28                           5,000,000        4,520,000
---------------------------------------------------------------
Finova Capital Corp., Unsec.
  Notes, 7.40%, 05/06/06             3,750,000        3,791,625
---------------------------------------------------------------
General Electric Capital Corp.,
  Deb., 8.30%, 09/20/09                500,000          554,465
---------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec.
  Gtd. Notes, 6.125%, 11/15/08       6,930,000        6,489,252
---------------------------------------------------------------
                                                     29,935,898
---------------------------------------------------------------

FOODS-0.69%

ConAgra Inc. Sr. Notes,
  7.125%, 10/01/26                   7,000,000        7,041,860
---------------------------------------------------------------
  6.70%, 08/01/27                    7,500,000        7,281,825
---------------------------------------------------------------
Grand Metro Investment, Gtd.
  Bonds, 7.45%, 04/15/35             4,000,000        4,183,360
---------------------------------------------------------------
                                                     18,507,045
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.20%

Beckman Coulter Inc., Sr. Unsec.
  Gtd. Notes, 7.45%, 03/04/08        5,700,000        5,428,281
---------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.24%

Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24      5,650,000        6,310,937
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.48%

Sun Life Canada Capital Trust,
  Gtd. Notes, 8.526%, 05/29/49
  (Acquired 11/05/98-03/29/99;
  Cost $2,912,902)(a)                2,775,000        2,805,719
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
INSURANCE (LIFE/HEALTH)-(CONTINUED)

Torchmark Corp., Notes, 7.875%,
  05/15/23                         $10,000,000   $   10,009,700
---------------------------------------------------------------
                                                     12,815,419
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.04%

Florida Windstorm,
  Sr. Notes, 6.85%, 08/25/07
    (Acquired 09/05/97-01/07/99;
    Cost $11,118,379)(a)            10,900,000       10,826,741
---------------------------------------------------------------
  Sr. Sec. Notes, 7.125%,
    02/25/19 (Acquired 03/26/99;
    Cost $2,834,354)(a)              2,850,000        2,819,932
---------------------------------------------------------------
Terra Nova Holdings Co. (United
  Kingdom),
  Sr. Yankee Unsec. Gtd. Notes,
    7.20%, 08/15/07                  7,000,000        6,803,440
---------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.00%,
    05/15/08 (Acquired
    05/12/98-02/25/99; Cost
    $2,341,770)(a)                   2,350,000        2,249,538
---------------------------------------------------------------
USF&G Corp., Gtd. Series B Bonds,
  8.47%, 01/10/27                    5,000,000        5,056,250
---------------------------------------------------------------
                                                     27,755,901
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.35%

Merrill Lynch & Co., Unsec.
  Notes, 6.875%, 11/15/18            9,950,000        9,310,812
---------------------------------------------------------------

NATURAL GAS-1.80%

CMS Panhandle Holding Company,
  Sr. Notes, 6.125%, 03/15/04
  (Acquired 06/08/99; Cost
  $6,422,198)(a)                     6,600,000        6,427,476
---------------------------------------------------------------
Enron Corp.,
  Notes, 6.75%, 08/01/09             9,080,000        8,721,522
---------------------------------------------------------------
  Sr. Sub. Deb., 6.75%, 07/01/05     4,550,000        4,495,173
---------------------------------------------------------------
  Sr. Sub. Deb., 8.25%, 09/15/12     4,300,000        4,559,505
---------------------------------------------------------------
Ferrellgas Partners, Series B Sr.
  Sec. Gtd. Notes, 9.375%,
  06/15/06                           4,950,000        4,875,750
---------------------------------------------------------------
K N Energy, Inc., Unsec. Deb.,
  7.35%, 08/01/26                    6,350,000        6,273,356
---------------------------------------------------------------
National Fuel Gas Co., Series D
  Medium Term Notes, 6.303%,
  05/27/08                           8,600,000        8,249,722
---------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%,
  08/15/04                             750,000          785,048
---------------------------------------------------------------
Trans-Canada Pipelines (Canada),
  Yankee Bonds, 6.49%, 01/21/09      3,800,000        3,650,227
---------------------------------------------------------------
                                                     48,037,779
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.18%

NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09             5,000,000        4,932,400
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.53%

Louis Dreyfus National Gas,
  Notes, 6.875%, 12/01/07            5,000,000        4,712,550
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Talisman Energy, Inc. (Canada),
  Yankee Deb.,
  7.125%, 06/01/07                 $ 1,500,000   $    1,464,240
---------------------------------------------------------------
  7.25%, 10/15/27                    4,150,000        3,866,887
---------------------------------------------------------------
Tennessee Gas Pipeline Co.,
  Unsec. Bonds, 7.00%, 03/15/27      4,000,000        3,999,840
---------------------------------------------------------------
                                                     14,043,517
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.27%

Quaker State Corp., Notes,
  6.625%, 10/15/05                   2,840,000        2,756,958
---------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                           4,450,000        4,487,736
---------------------------------------------------------------
                                                      7,244,694
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.23%

Husky Oil Ltd., (Canada), Sr.
  Unsec. Yankee Notes, 7.125%,
  11//15/06                          6,300,000        6,038,802
---------------------------------------------------------------

PERSONAL CARE-0.14%

Alberto-Culver Corp., Unsec.
  Deb., 6.375%, 06/15/28             4,000,000        3,855,200
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.93%

AES Corp., Sr. Sub. Notes,
  10.25%, 07/15/06                   1,000,000        1,030,000
---------------------------------------------------------------
  8.375%, 08/15/07                   3,000,000        2,827,500
---------------------------------------------------------------
CE Generation LLC, Notes, 7.416%,
  12/15/18 (Acquired
  02/24/99-04/13/99; Cost
  $7,348,506)(a)                     7,200,000        6,997,406
---------------------------------------------------------------
Indiana Michigan Power, Sec.
  Lease Obligation Bonds, 9.82%,
  12/07/22                           1,357,348        1,672,850
---------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20
  (Acquired 04/30/98; Cost
  $3,508,645)(a)                     3,500,000        3,336,904
---------------------------------------------------------------
MidAmerican Energy Holdings Co.,
  Sr. Unsec. Bonds, 8.48%,
  09/15/28                           8,400,000        8,994,468
---------------------------------------------------------------
                                                     24,859,128
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.53%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13     4,900,000        5,522,839
---------------------------------------------------------------
  Sr. Gtd. Putable Bonds, 7.43%,
    10/01/26                         5,450,000        5,520,305
---------------------------------------------------------------
United News & Media PLC (United
  Kingdom), Yankee Notes, 7.75%,
  07/01/09                           3,000,000        2,994,480
---------------------------------------------------------------
                                                     14,037,624
---------------------------------------------------------------

RAILROADS-0.41%

CSX Corp.,
  Sr. Unsec. Putable Deb., 6.95%,
    05/01/27                         3,380,000        3,392,709
---------------------------------------------------------------
  Series C Medium Term Notes,
    6.80%, 12/01/28                  4,950,000        4,464,450
---------------------------------------------------------------
Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37             3,000,000        3,054,360
---------------------------------------------------------------
                                                     10,911,519
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
REAL ESTATE INVESTMENT TRUSTS-0.26%

Health Care REIT, Inc., Sr.
  Unsec. Notes, 7.625%, 03/15/08   $ 2,300,000   $    2,115,816
---------------------------------------------------------------
Spieker Properties LP, Unsec.
  Deb., 7.35%, 12/01/17              5,250,000        4,877,880
---------------------------------------------------------------
                                                      6,993,696
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.08%

J.C. Penney Co., Inc., Series A
  Medium Term Notes, 6.50%,
  06/15/02                           2,015,000        1,994,427
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.19%

Great Atlantic & Pacific Tea Co.,
  Inc. (Canada), Yankee Gtd.
  Notes, 7.78%, 11/01/00
  (Acquired 10/18/95-04/27/98;
  Cost $5,131,490)(a)                5,000,000        5,101,150
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.20%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03             5,330,000        5,395,506
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.54%

Laidlaw, Inc. (Canada),
  Yankee Deb., 6.72%, 10/01/27       3,000,000        2,754,660
---------------------------------------------------------------
  Unsec. Deb., 6.70%, 05/01/08       6,900,000        6,266,373
---------------------------------------------------------------
Protection One, Inc., Sr. Unsec.
  Gtd. Notes, 7.375%, 08/15/05       5,800,000        5,364,884
---------------------------------------------------------------
                                                     14,385,917
---------------------------------------------------------------

SOVEREIGN DEBT-0.60%

Province of Manitoba (Canada),
  Yankee Deb., 7.75%, 07/17/16       2,800,000        3,021,536
---------------------------------------------------------------
  Yankee Unsec. Deb., 5.50%,
    10/01/08                         2,000,000        1,833,960
---------------------------------------------------------------
Province of Quebec (Canada),
  Series A Yankee Notes,
  6.29%, 03/06/26                    6,700,000        6,687,203
---------------------------------------------------------------
  5.735%, 03/02/26                   4,430,000        4,413,963
---------------------------------------------------------------
                                                     15,956,662
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.97%

Bell Canada (Canada), Yankee
  Deb., 9.50%, 10/15/10              1,750,000        2,072,805
---------------------------------------------------------------
Centel Capital, Deb., 9.00%,
  10/15/19                           1,800,000        2,119,518
---------------------------------------------------------------
MCI Communications Corp.,
  Putable Sr. Unsec. Deb.,
    7.125%,
  06/15/27                          10,150,000       10,257,286
---------------------------------------------------------------
  Sr. Unsec. Notes, 6.50%,
    04/15/10                         7,900,000        7,593,954
---------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec.
  Gtd. Notes, 6.875%, 11/15/28       4,150,000        3,800,902
---------------------------------------------------------------
                                                     25,844,465
---------------------------------------------------------------

TELEPHONE-1.46%

Alltel Corp., Unsec. Deb., 7.00%,
  03/15/16                           1,500,000        1,480,665
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELEPHONE-(CONTINUED)

Cable & Wireless Communications
  PLC (United Kingdom), Yankee
  Notes, 6.75%, 12/01/08           $ 6,800,000   $    6,524,260
---------------------------------------------------------------
Electric Lightwave, Inc., Notes,
  6.05%, 05/15/04 (Acquired
  04/21/99; Cost $9,792,846)(a)      9,800,000        9,499,630
---------------------------------------------------------------
GTE California, Inc., Unsec.
  Deb., 6.75%, 05/15/27              6,930,000        6,516,466
---------------------------------------------------------------
GTE Florida, Inc., Unsec. Deb.,
  6.86%, 02/01/28                    4,750,000        4,529,600
---------------------------------------------------------------
GTE North Inc., Series G Unsec.
  Deb. 6.73%, 02/15/28               3,000,000        2,808,690
---------------------------------------------------------------
SBC Communications, Inc., Deb.,
  7.375%, 07/15/43                   7,930,000        7,779,805
---------------------------------------------------------------
                                                     39,139,116
---------------------------------------------------------------

WASTE MANAGEMENT-0.28%

WMX Technologies, Inc., Unsec.
  Putable Notes, 7.10%, 08/01/26     7,500,000        7,598,250
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Non-Convertible Bonds &
      Notes (Cost $685,814,521)                     661,755,299
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS & NOTES-2.87%

COMMUNICATIONS EQUIPMENT-0.49%

Comverse Technology, Inc., Conv.
  Unsec. Sub. Deb., 4.50%,
  07/01/05                           7,000,000       13,081,250
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.35%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03 (Acquired
  04/17/98-02/10/99; Cost
  $11,395,182)(a)                   11,950,000        9,321,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.75%

Exodus Communications, Inc.,
  Conv. Sub. Notes, 5.00%,
  03/15/06 (Acquired 02/25/99;
  Cost $4,000,000)(a)                4,000,000       10,775,000
---------------------------------------------------------------
Veritas Software Corp., Conv.
  Unsec. Notes, 5.25%, 11/01/04      4,000,000        9,377,500
---------------------------------------------------------------
                                                     20,152,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.27%

Alpharma, Inc., Conv. Sr. Unsec.
  Sub. Notes, 3.00%, 06/01/06
  (Acquired 05/27/99; Cost
  $6,000,000)(a)                     6,000,000        7,380,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.33%

Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99-02/18/99; Cost
  $8,594,859)(a)                     9,000,000        8,735,625
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
RETAIL (SPECIALTY-APPAREL)-0.11%

AnnTaylor Stores Corp., Conv.
  Gtd. Bond, 0.55%, 06/18/19
  (Acquired 06/14/99; Cost
  $2,627,010)(a)                   $ 4,750,000   $    3,004,375
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.39%

Global Telesystems Group, Conv.
  Notes, 8.75%, 06/30/00             2,550,000       10,378,500
---------------------------------------------------------------

TELEPHONE-0.18%

Telefonos de Mexico S.A., Conv.
  Yankee Notes, 4.25%, 06/15/04      4,703,000        4,802,939
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Convertible Bonds & Notes
      (Cost $55,908,351)                             76,856,189
---------------------------------------------------------------

                                     SHARES
DOMESTIC COMMON STOCKS-45.07%

AUTOMOBILES-0.32%

Ford Motor Co.                         150,000   $    8,465,625
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.89%

Bank of America Corp.                   88,948        6,521,000
---------------------------------------------------------------
Chase Manhattan Corp. (The)            200,000       17,325,000
---------------------------------------------------------------
                                                     23,846,000
---------------------------------------------------------------

BANKS (REGIONAL)-0.39%

Bank United Corp.-Class A              170,000        6,831,875
---------------------------------------------------------------
TCF Financial Corp.                    130,000        3,623,750
---------------------------------------------------------------
                                                     10,455,625
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.12%

PepsiCo, Inc.                           80,000        3,095,000
---------------------------------------------------------------

BIOTECHNOLOGY-0.66%

Biogen, Inc.(c)                        140,000        9,003,750
---------------------------------------------------------------
Genzyme Corp.(c)                       175,000        8,487,500
---------------------------------------------------------------
Genzyme Surgical Products(c)            31,327          138,033
---------------------------------------------------------------
                                                     17,629,283
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.99%

CBS Corp.(c)                           361,400       15,698,312
---------------------------------------------------------------
Hispanic Broadcasting Corp.(c)         228,500       17,337,437
---------------------------------------------------------------
Univision Communications, Inc.(c)      305,000       20,130,000
---------------------------------------------------------------
                                                     53,165,749
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.73%

ADC Telecommunications, Inc.           152,000        6,925,500
---------------------------------------------------------------
ANTEC Corp.(c)                         275,000        8,817,187
---------------------------------------------------------------
Lucent Technologies, Inc.              517,000       34,865,187
---------------------------------------------------------------
Motorola, Inc.                         100,000        9,475,000
---------------------------------------------------------------
Tellabs, Inc.(c)                       190,000       12,836,875
---------------------------------------------------------------
                                                     72,919,749
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (HARDWARE)-1.44%

Dell Computer Corp.(c)                 265,000   $    9,805,000
---------------------------------------------------------------
International Business Machines
  Corp.                                116,000       14,993,000
---------------------------------------------------------------
Sun Microsystems, Inc.(c)              199,000       13,706,125
---------------------------------------------------------------
                                                     38,504,125
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.00%

3Com Corp.(c)                          180,000        4,803,750
---------------------------------------------------------------
Cisco Systems, Inc.(c)                 340,000       21,930,000
---------------------------------------------------------------
                                                     26,733,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.59%

EMC Corp.(c)                           288,000       15,840,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-3.52%

America Online, Inc.                   340,000       37,570,000
---------------------------------------------------------------
Computer Associates
  International, Inc.                  100,000        5,500,000
---------------------------------------------------------------
Concord Communications, Inc.(c)        150,000        6,750,000
---------------------------------------------------------------
InfoSpace.com, Inc.(c)                 184,800        8,685,600
---------------------------------------------------------------
ISS Group, Inc.(c)                     220,000        8,305,000
---------------------------------------------------------------
Microsoft Corp.(c)                     200,000       18,037,500
---------------------------------------------------------------
USWeb Corp.(c)                         420,000        9,318,750
---------------------------------------------------------------
                                                     94,166,850
---------------------------------------------------------------

CONSUMER FINANCE-0.27%

SLM Holding Corp.                      155,000        7,100,937
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.35%

Cardinal Health, Inc.                  144,500        9,266,062
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.53%

General Electric Co.                   125,000       14,125,000
---------------------------------------------------------------
Sensormatic Electronics Corp.
  (Acquired 06/30/98; Cost
  $59,993)(a)                            4,392           61,213
---------------------------------------------------------------
                                                     14,186,213
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.55%

Quanta Services, Inc.(c)               332,500       14,630,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-0.78%

Intel Corp.                            255,000       15,172,500
---------------------------------------------------------------
Microchip Technology, Inc.(c)          120,000        5,685,000
---------------------------------------------------------------
                                                     20,857,500
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.34%

Applied Materials, Inc.(c)             125,000        9,234,375
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.23%

American Express Co.                    75,000        9,759,375
---------------------------------------------------------------
Citigroup, Inc.                        242,998       11,542,405
---------------------------------------------------------------
Fannie Mae                             175,000       11,965,625
---------------------------------------------------------------
FINOVA Group, Inc.                     137,000        7,209,625
---------------------------------------------------------------
Freddie Mac                            238,000       13,804,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

MGIC Investment Corp.                  110,000   $    5,348,750
---------------------------------------------------------------
                                                     59,629,780
---------------------------------------------------------------

FOODS-0.55%

Keebler Foods Co.(c)                   207,000        6,287,625
---------------------------------------------------------------
Ralston-Ralston Purina Group           273,000        8,309,438
---------------------------------------------------------------
                                                     14,597,063
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-2.00%

Abbott Laboratories                    100,000        4,550,000
---------------------------------------------------------------
American Home Products Corp.           224,000       12,880,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               135,000        9,509,063
---------------------------------------------------------------
Johnson & Johnson                      100,000        9,800,000
---------------------------------------------------------------
Warner-Lambert Co.                     240,000       16,650,000
---------------------------------------------------------------
                                                     53,389,063
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.38%

Barr Laboratories, Inc.(c)              81,100        3,233,863
---------------------------------------------------------------
Forest Laboratories, Inc.(c)           150,000        6,937,500
---------------------------------------------------------------
                                                     10,171,363
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.79%

Lilly (Eli) & Co.                      141,000       10,099,125
---------------------------------------------------------------
Merck & Co., Inc.                      140,000       10,360,000
---------------------------------------------------------------
Pfizer, Inc.                           125,000       13,718,750
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.               100,000        5,681,250
---------------------------------------------------------------
Schering-Plough Corp.                  152,000        8,056,000
---------------------------------------------------------------
                                                     47,915,125
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.29%

Sunrise Assisted Living, Inc.(c)       222,000        7,742,250
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.54%

Baxter International, Inc.             149,000        9,033,125
---------------------------------------------------------------
Becton, Dickinson & Co.                210,000        6,300,000
---------------------------------------------------------------
Guidant Corp.                          250,000       12,859,375
---------------------------------------------------------------
Medtronic, Inc.                        204,000       15,886,500
---------------------------------------------------------------
VISX, Inc.(c)                          300,000       23,756,250
---------------------------------------------------------------
                                                     67,835,250
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.48%

MAXIMUS, Inc.(c)                       200,000        5,750,000
---------------------------------------------------------------
Omnicare, Inc.                         220,000        2,777,500
---------------------------------------------------------------
Quintiles Transnational Corp.(c)       100,000        4,200,000
---------------------------------------------------------------
                                                     12,727,500
---------------------------------------------------------------

HOUSEHOLD FURN. &
  APPLIANCES-0.56%

Ethan Allen Interiors, Inc.            270,000       10,192,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HOUSEHOLD FURN. & APPLIANCES-(CONTINUED)

Maytag Corp.                            70,000   $    4,878,125
---------------------------------------------------------------
                                                     15,070,625
---------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.23%

Procter & Gamble Co. (The)              70,000        6,247,500
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.58%

Equitable Companies, Inc.              136,000        9,112,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         140,000        6,335,000
---------------------------------------------------------------
                                                     15,447,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.90%

American International Group,
  Inc.                                 140,000       16,388,750
---------------------------------------------------------------
CIGNA Corp.                             86,000        7,654,000
---------------------------------------------------------------
                                                     24,042,750
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.45%

Everest Reinsurance Holdings,
  Inc.                                 135,000        4,404,375
---------------------------------------------------------------
Travelers Property Casualty
  Corp.-Class A                        195,000        7,629,375
---------------------------------------------------------------
                                                     12,033,750
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.33%

Goldman Sachs Group, Inc. (The)         52,300        3,778,675
---------------------------------------------------------------
Hambrecht & Quist Group(c)             150,000        5,568,750
---------------------------------------------------------------
Merrill Lynch & Co., Inc.              156,000       12,470,250
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       135,000       13,837,500
---------------------------------------------------------------
                                                     35,655,175
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.14%

Federated Investors, Inc.-Class B      206,400        3,702,300
---------------------------------------------------------------

LODGING-HOTELS-0.24%

Carnival Corp.                         130,000        6,305,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.50%

Tyco International Ltd.                142,000       13,454,500
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.28%

Superior TeleCom, Inc.                 302,700        7,567,500
---------------------------------------------------------------

NATURAL GAS-0.74%

Enron Corp.                            110,000        8,992,500
---------------------------------------------------------------
Williams Companies, Inc. (The)         251,000       10,683,188
---------------------------------------------------------------
                                                     19,675,688
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.31%

Conoco, Inc.-Class A                   300,000        8,362,500
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-0.29%

Exxon Corp.                             65,000        5,013,125
---------------------------------------------------------------
Mobil Corp.                             27,000        2,673,000
---------------------------------------------------------------
                                                      7,686,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
PERSONAL CARE-0.46%

Avon Products, Inc.                    108,000   $    5,994,000
---------------------------------------------------------------
Gillette Co.                           154,000        6,314,000
---------------------------------------------------------------
                                                     12,308,000
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.60%

AES Corp.(c)                           200,000       11,625,000
---------------------------------------------------------------
MidAmerican Energy Holdings
  Co.(c)                               130,000        4,501,250
---------------------------------------------------------------
                                                     16,126,250
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-0.35%

Boston Properties, Inc.                145,000        5,201,875
---------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.                      140,000        4,278,750
---------------------------------------------------------------
                                                      9,480,625
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.42%

Home Depot, Inc. (The)                 175,000       11,276,563
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.56%

Albertson's, Inc.                      100,170        5,165,016
---------------------------------------------------------------
Safeway, Inc.(c)                       200,000        9,900,000
---------------------------------------------------------------
                                                     15,065,016
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.47%

Dayton Hudson Corp.                    195,000       12,675,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.41%

Linens 'N Things, Inc.(c)              249,200       10,902,500
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-1.05%

Omnicom Group, Inc.                     79,000        6,320,000
---------------------------------------------------------------
Outdoor Systems, Inc.(c)               345,000       12,592,500
---------------------------------------------------------------
Young & Rubicam, Inc.                  200,000        9,087,500
---------------------------------------------------------------
                                                     28,000,000
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.54%

Apollo Group, Inc.-Class A(c)          310,000        8,234,375
---------------------------------------------------------------
Avis Rent A Car, Inc.(c)               324,000        9,436,500
---------------------------------------------------------------
Hertz Corp.-Class A                    235,000       14,570,000
---------------------------------------------------------------
Metzler Group, Inc.(c)                 280,000        7,735,000
---------------------------------------------------------------
Trammell Crow Co.(c)                    70,400        1,157,200
---------------------------------------------------------------
                                                     41,133,075
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.74%

Ceridian Corp.(c)                      164,200        5,367,288
---------------------------------------------------------------
DST Systems, Inc.(c)                   106,000        6,664,750
---------------------------------------------------------------
Paychex, Inc.                          240,000        7,650,000
---------------------------------------------------------------
                                                     19,682,038
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.80%

AT&T Corp.                             216,450       12,080,616
---------------------------------------------------------------
IXC Communications, Inc.(c)            200,000        7,862,500
---------------------------------------------------------------
MCI WorldCom, Inc.(c)                  187,723       16,191,109
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)

WinStar Communications, Inc.(c)        243,587   $   11,874,866
---------------------------------------------------------------
                                                     48,009,091
---------------------------------------------------------------

TELEPHONE-2.20%

Bell Atlantic Corp.                    158,000       10,329,250
---------------------------------------------------------------
McLeodUSA, Inc.-Class A(c)             145,000        7,975,000
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-Class A(c)                      112,400        8,359,750
---------------------------------------------------------------
Qwest Communications
  International, Inc.(c)               600,000       19,837,500
---------------------------------------------------------------
SBC Communications, Inc.               164,000        9,512,000
---------------------------------------------------------------
Time Warner Telecom, Inc.(c)            95,500        2,769,500
---------------------------------------------------------------
                                                     58,783,000
---------------------------------------------------------------

TOBACCO-0.23%

Philip Morris Companies, Inc.          150,000        6,028,125
---------------------------------------------------------------

TRUCKERS-0.21%

C.H. Robinson Worldwide, Inc.          150,000        5,512,500
---------------------------------------------------------------

WASTE MANAGEMENT-0.50%

Allied Waste Industries, Inc.(c)       370,000        7,307,500
---------------------------------------------------------------
Republic Services, Inc.(c)             250,000        6,187,500
---------------------------------------------------------------
                                                     13,495,000
---------------------------------------------------------------

WATER UTILITIES-0.25%

Azurix Corp.(c)                        330,000        6,600,000
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $766,458,568)                         1,204,431,433
---------------------------------------------------------------

DOMESTIC PREFERRED STOCKS-1.53%

CHEMICALS (DIVERSIFIED)-0.20%

Monsanto Co., $2.60 Conv. Pfd.         135,000        5,416,875
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.18%

PSINet, Inc.-$3.375 Conv. Pfd.         100,000        4,825,000
---------------------------------------------------------------

PERSONAL CARE-0.20%

Estee Lauder Co., $3.805 Conv.
  Pfd.                                  60,000        5,175,000
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.33%

L&H Capital Trust I, $2.375 Conv.
  Pfd. (Acquired 05/20/98; Cost
  $5,000,000)(a)                       100,000        3,337,500
---------------------------------------------------------------
United Rentals Trust I, $3.25
  Conv. Pfd. (Acquired 07/30/98;
  Cost $6,000,000)(a)                  120,000        5,550,000
---------------------------------------------------------------
                                                      8,887,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.06%

Amodocs Automatic Common Exchange
  Security Trust, $1.515 Conv.
  Pfd.                                  74,900        1,666,525
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.40%

Global Telesystems Group,
  Inc.-$3.625 Conv. Pfd.
  (Acquired 05/05/99; Cost
  $5,413,600)(a)                       100,000        6,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)

IXC Communications, Inc.-$3.375
  Conv. Pfd. (Acquired 03/25/98;
  Cost $3,500,000)(a)                   70,000   $    2,673,125
---------------------------------------------------------------
WinStar Communications,
  Inc.-$3.50 Series D Conv. Pfd.        26,100        1,461,600
---------------------------------------------------------------
                                                     10,734,725
---------------------------------------------------------------

TELEPHONE-0.16%

NEXTLINK Communications, Inc.
  $3.25 Conv. Pfd. (Acquired
    03/26/98-06/02/98; Cost
    $975,188)(a)                        20,800        1,895,400
---------------------------------------------------------------
  $3.25 Conv. Pfd.                      24,200        2,205,225
---------------------------------------------------------------
                                                      4,100,625
---------------------------------------------------------------
    Total Domestic Preferred
      Stocks (Cost $39,734,001)                      40,806,250
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
NON-U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS &
  NOTES(D)-4.73%

AUSTRALIA-0.29%

New South Wales Treasury Corp.
  (Sovereign Debt), Gtd. Notes,
  7.00%, 04/01/04  AUD              11,300,000   $    7,731,930
---------------------------------------------------------------

CANADA-0.97%

Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12        CAD                1,850,000        1,392,491
---------------------------------------------------------------
Bell Mobility Cellular, Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08       CAD    2,500,000        1,678,656
---------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas- Exploration & Production),
  Deb., 11.00%, 10/31/00      CAD    2,500,000        1,817,950
---------------------------------------------------------------
Clearnet Communications, Inc.
  (Telephone), Unsec. Sr. Disc.
  Notes, 10.75%, 02/15/09(e)  CAD    5,000,000        1,866,305
---------------------------------------------------------------
GMAC Canada Ltd. (Financial
  Diversified), Sr. Unsec. Gtd.
  Unsub. Notes, 6.50%,
  03/23/04                       GBP   1,240,000      1,958,422
---------------------------------------------------------------
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27 CAD                       3,500,000        2,745,938
---------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Sr. Unsec. Unsub. Notes,
  8.00%, 03/11/03             CAD    2,300,000        1,672,574
---------------------------------------------------------------
  Unsec. Unsub. Notes, 6.25%,
  12/03/08                    CAD    3,750,000        1,803,938
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas-
  Exploration & Production),
  Unsec. Deb., 6.60%, 09/11/07CAD    5,400,000        3,501,076
---------------------------------------------------------------
Province of British Columbia
  (Sovereign Debt), Unsec. Unsub.
  Deb., 5.25%, 12/01/06       CAD    5,000,000        3,260,774
---------------------------------------------------------------
Teleglobe Canada, Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03            CAD     1,000,000          736,132
---------------------------------------------------------------
TransCanada Pipelines (Natural
  Gas), Series Q Deb., 10.625%,
  10/20/09   CAD                     1,500,000        1,328,083
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CANADA-(CONTINUED)

Westcoast Energy, Inc. (Natural
  Gas), Unsec. Series V Deb.,
  6.45%, 12/18/06     CAD            3,000,000   $    2,074,754
---------------------------------------------------------------
                                                     25,837,093
---------------------------------------------------------------

DENMARK-0.29%

Kingdom of Denmark (Sovereign
  Debt), Bonds, 7.00%,
  12/15/04           DKK            50,000,000        7,797,464
---------------------------------------------------------------

GERMANY-0.67%

Bundesrepublik Deutschland
  (Sovereign Debt), Series 92
  Bonds, 7.25%, 10/21/02      EUR    6,000,000        6,866,177
---------------------------------------------------------------
Treuhandanstalt (Sovereign Debt),
  Gtd. Notes, 6.00%, 11/12/03 EUR   10,000,000       11,147,196
---------------------------------------------------------------
                                                     18,013,373
---------------------------------------------------------------

NETHERLANDS-0.49%

Dresdner Finance B.V.
  (Banks-Major Regional), Series
  11 Gtd. Notes, 2.619%,
  07/30/03                       EUR   7,250,000      7,454,844
---------------------------------------------------------------
Hypovereins Finance N.V.
  (Banks-Major Regional), Gtd.
  Series E Medium Term Notes,
  6.00%, 03/12/07           DEM      2,900,000        1,607,699
---------------------------------------------------------------
Mannesmann Finance B.V.
  (Machinery- Diversified), Gtd.
  Unsec. Unsub. Notes, 4.75%,
  05/27/09                 EUR       1,300,000        1,280,551
---------------------------------------------------------------
Prudential Financial B.V.
  (Investment Banking/Brokerage),
  Sr. Unsec. Gtd. Bonds, 9.375%,
  06/04/07          GBP              1,400,000        2,608,959
---------------------------------------------------------------
                                                     12,952,053
---------------------------------------------------------------

NEW ZEALAND-0.27%

International Bank of
  Reconstruction & Development
  (Banks-Money Center), Unsec.
  Notes, 5.50%, 04/15/04     NZD     8,500,000        4,260,539
---------------------------------------------------------------
New Zealand Government (Sovereign
  Debt), Bonds, 10.00%,
  03/15/02          NZD              2,650,000        1,552,388
---------------------------------------------------------------
New Zealand Government (Sovereign
  Debt), Bonds, 8.00%,
  04/15/04           NZD             2,650,000        1,504,269
---------------------------------------------------------------
                                                      7,317,196
---------------------------------------------------------------

SWEDEN-0.32%

AB Spintab (Banks-Regional),
  Series 161, Unsec. Deb., 7.50%,
  06/15/04      SEK                 29,200,000        3,773,989
---------------------------------------------------------------
Stadshypotek A.B.
  (Banks-Regional), Series 1562,
  Notes, 3.50%, 09/15/04 SEK        43,000,000        4,653,215
---------------------------------------------------------------
                                                      8,427,204
---------------------------------------------------------------

UNITED STATES-0.04%

General Electric Capital Corp.
  (Financial- Diversified), Sr.
  Unsec. Unsub., 6.00%,
  02/05/03                       GBP     580,000        914,184
---------------------------------------------------------------

UNITED KINGDOM-1.39%

United Kingdom European
  Investment
  Bank (Banks-Money Center),
  Unsec. Unsub. Notes, 7.625%,
  12/07/07    GBP                    4,050,000        7,089,160
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
UNITED KINGDOM-(CONTINUED)

Fannie Mae
  (Financial-Diversified), Sr.
  Unsec. Unsub. Notes, 6.875%,
  06/07/02                       GBP   3,300,000 $    5,331,957
---------------------------------------------------------------
Lloyds Bank PLC (Banks-Major
  Regional), Sub. Notes, 5.25%,
  07/14/08       DEM                 6,800,000        3,579,131
---------------------------------------------------------------
Merrill Lynch & Co. (Investment
  Banking/ Brokerage), Sr. Unsec.
  Unsub. Notes, 7.375%,
  12/17/07                GBP        7,300,000       12,052,983
---------------------------------------------------------------
National Power PLC (Electric
  Companies), Sr. Unsec. Unsub.
  Notes, 8.00%, 02/21/07      AUD    3,100,000        2,100,378
---------------------------------------------------------------
Sutton Bridge Financial Ltd.
  (Financial- Diversified), Gtd.
  Eurobonds, 8.625%, 06/30/22
  (Acquired 05/29/97; Cost
 $4,891,169)(a)               GBP    3,000,000        5,416,329
---------------------------------------------------------------
Union Bank Switzerland London,
  (Banks- Major Regional), Unsec.
  Sub. Notes, 7.375%, 11/26/04GBP    1,000,000        1,645,573
---------------------------------------------------------------
                                                     37,215,511
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Non-Convertible
      Bonds & Notes (Cost
      $131,990,867)                                 126,206,008
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS &
  NOTES(D)-0.75%

CAYMAN ISLANDS-0.10%

Hutchison Delta Finance
  (Shipping), Conv. Unsec. Gtd.
  Notes, 7.00%, 11/08/02  EUR        2,250,000        2,610,000
---------------------------------------------------------------

FRANCE-0.29%

France Telecom (Telephone), Conv.
  Bonds, 2.00%, 01/01/04      FRF   45,132,800        7,852,787
---------------------------------------------------------------

NETHERLANDS-0.32%

Koninklijke Ahold N.V.
  (Retail-Food Chains), Sub.
  Notes, 3.00%, 09/30/03      NLG   15,000,000        8,680,962
---------------------------------------------------------------

SWITZERLAND-0.04%

Wuerttembergische A.G.
  Versicherungs-
  Beteiligungsgesellschaft
  (Insurance Brokers), Conv. Sr.
  Unsec. Bonds, 2.25%,
  04/17/08                       DEM   2,000,000      1,003,820
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Convertible
      Bonds & Notes (Cost
      $19,307,676)                                   20,147,569
---------------------------------------------------------------

                                     SHARES
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-4.09%

BERMUDA-0.46%

Global Crossing Ltd.
  (Telecommunications- Long
  Distance)(c)                         286,552   $   12,214,279
---------------------------------------------------------------

CANADA-0.41%

AT&T Canada, Inc. (Telephone)(c)       120,000        7,687,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Cadillac Fairview Corp. (Land
  Development)(c)                      180,000   $    3,397,500
---------------------------------------------------------------
                                                     11,085,000
---------------------------------------------------------------

CAYMAN ISLANDS-0.04%

Scottish Annuity & Life Holdings,
  Ltd. (Insurance-Life/Health)          97,400        1,047,050
---------------------------------------------------------------

FINLAND-0.99%

Fortum Corp. (Electric Companies)      517,300        2,500,377
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)           220,000       20,143,750
---------------------------------------------------------------
Sonera Group Oyj
  (Telecommunications-
  Cellular/Wireless)                   169,900        3,712,098
---------------------------------------------------------------
                                                     26,356,225
---------------------------------------------------------------

FRANCE-0.72%

Alstom (Engineering &
  Construction)(c)                     105,000        3,300,496
---------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)         36,800        4,486,655
---------------------------------------------------------------
AXA-ADR (Insurance-Multi-Line)         110,000        6,854,375
---------------------------------------------------------------
France Telecom S.A.-ADR
  (Communications Equipment)            60,000        4,620,000
---------------------------------------------------------------
                                                     19,261,526
---------------------------------------------------------------

GERMANY-0.25%

DaimlerChrysler A.G.
  (Automobiles)                         74,820        6,649,627
---------------------------------------------------------------

NETHERLANDS-0.69%

Equant N.V.
  (Computers-Networking)(c)             45,000        4,146,104
---------------------------------------------------------------
Equant N.V.-ADR
  (Computers-Networking)(c)             61,200        5,760,450
---------------------------------------------------------------
Libertel
N.V.(Telecommunications-Cellular/
  Wireless)                            429,650        8,413,149
---------------------------------------------------------------
                                                     18,319,703
---------------------------------------------------------------

SOUTH KOREA-0.21%

Korea Telecom Corp.-ADR
  (Telephone)(c)                       143,596        5,743,840
---------------------------------------------------------------

UNITED KINGDOM-0.32%

Avis Europe PLC
  (Services-Commercial &
  Consumer) (Acquired 03/26/97;
  Cost $1,535,109)(a)                  765,450        3,221,463
---------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Health Care- Drugs-Major
  Pharmaceuticals)                      81,000        5,351,063
---------------------------------------------------------------
                                                      8,572,526
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $67,308,111)                                  109,249,776
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-2.73%

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.53%

Pass through certificates
  6.50%, 12/01/28                  $14,544,020   $   14,057,668
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-1.49%

Pass through certificates
  6.50%, 11/01/28 to 12/01/28      $18,880,475   $   18,225,511
---------------------------------------------------------------
  7.00%, 05/01/28                   21,984,291       21,736,967
---------------------------------------------------------------
                                                     39,962,478
---------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-0.71%

Pass through certificates
  6.50%, 09/15/28 to 03/15/29       19,699,001       18,960,289
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $75,406,416)                                   72,980,435
---------------------------------------------------------------

U.S. TREASURY SECURITIES-8.87%

U.S. TREASURY BONDS-1.08%

6.75%, 08/15/26                      3,000,000        3,207,060
---------------------------------------------------------------
6.625%, 02/15/27                    11,700,000       12,338,820
---------------------------------------------------------------
6.125%, 11/15/27                    13,500,000       13,393,080
---------------------------------------------------------------
                                                     28,938,960
---------------------------------------------------------------

U.S. TREASURY NOTES-7.79%

11.75%, 02/15/01                    23,000,000       25,213,980
---------------------------------------------------------------
6.50%, 05/31/01                     17,000,000       17,298,180
---------------------------------------------------------------
13.375%, 08/15/01                   25,000,000       28,856,000
---------------------------------------------------------------
15.75%, 11/15/01                    28,975,000       35,425,414
---------------------------------------------------------------
6.25%, 08/31/02                     17,750,000       18,045,183
---------------------------------------------------------------
5.625%, 12/31/02                    10,000,000        9,983,500
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. TREASURY NOTES-(CONTINUED)

5.75%, 04/30/03                    $ 2,900,000   $    2,903,857
---------------------------------------------------------------
7.25%, 08/15/04                      7,500,000        7,976,625
---------------------------------------------------------------
7.875%, 11/15/04                    15,000,000       16,404,000
---------------------------------------------------------------
7.50%, 02/15/05                      3,000,000        3,237,120
---------------------------------------------------------------
6.50%, 08/15/05                      5,000,000        5,165,900
---------------------------------------------------------------
5.875%, 11/15/05                     9,000,000        9,008,820
---------------------------------------------------------------
6.50%, 10/15/06                     12,000,000       12,398,280
---------------------------------------------------------------
6.25%, 02/15/07                      5,000,000        5,099,300
---------------------------------------------------------------
6.625%, 05/15/07                     7,000,000        7,298,410
---------------------------------------------------------------
5.625%, 05/15/08                     4,000,000        3,921,000
---------------------------------------------------------------
                                                    208,235,569
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $240,750,126)                                 237,174,529
---------------------------------------------------------------

TIME DEPOSIT-3.51%

Dresdner Kleinwort Benson North
  America, LLC, 5.75%, 07/01/99
  (Cost $93,779,222)                93,779,222       93,779,222
---------------------------------------------------------------

REPURCHASE AGREEMENT(F)-0.07%

Dean Witter Reynolds, Inc.,
  4.85%, 07/01/99 (Cost
  $1,979,580)(g)                     1,978,580        1,978,580
---------------------------------------------------------------
TOTAL INVESTMENTS-98.98%                          2,645,365,289
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.02%                                  27,245,832
---------------------------------------------------------------
NET ASSETS-100.00%                               $2,672,611,121
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
AUD   - Australian Dollar
CAD   - Canadian Dollars
Conv. - Convertible
Ctfs. - Certificates
Deb.  - Debentures
Dep.  - Depositary
DEM   - German Deutsche Mark
Disc. - Discounted
DKK   - Danish Krone
EUR   - Euro
FRF   - French Franc
GBP   - British Pound Sterling
Gtd.  - Guaranteed
NLG   - Netherlands
NZD   - New Zealand Dollar
Pfd.  - Preferred
Rts.  - Rights
Sec.  - Secured
SEK   - Swedish Krona
Sr.   - Senior
Sub.  - Subordinated
Unsec.- Unsecured
Unsub.- Unsubordinated


Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/99 was $118,047,593 which represented 4.40% of the Fund's net assets.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original discount.
(c) Non-income producing security.
(d) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(e) Discounted bond at purchase. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,178,437,439)                          $2,645,365,289
---------------------------------------------------------
Receivables for:
  Investments sold                             11,547,202
---------------------------------------------------------
  Foreign currency contracts closed               924,440
---------------------------------------------------------
  Fund shares sold                              8,278,807
---------------------------------------------------------
  Interest and dividends                       22,522,042
---------------------------------------------------------
  Variation margin                              2,656,250
---------------------------------------------------------
Forward currency contracts                        498,180
---------------------------------------------------------
Investment for deferred compensation plan          30,232
---------------------------------------------------------
Other assets                                       77,814
---------------------------------------------------------
    Total assets                            2,691,900,256
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         9,300,338
---------------------------------------------------------
  Fund shares reacquired                        6,055,373
---------------------------------------------------------
  Distributions to shareholders                    61,312
---------------------------------------------------------
  Deferred compensation plan                       30,232
---------------------------------------------------------
Accrued advisory fees                           1,092,190
---------------------------------------------------------
Accrued distribution fees                       2,175,311
---------------------------------------------------------
Accrued transfer agent fees                       281,096
---------------------------------------------------------
Accrued operating expenses                        293,283
---------------------------------------------------------
    Total liabilities                          19,289,135
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $2,672,611,121
=========================================================

NET ASSETS:

Class A                                    $1,504,925,657
=========================================================
Class B                                    $1,018,952,439
=========================================================
Class C                                    $  148,733,025
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        51,329,389
=========================================================
Class B                                        34,826,913
=========================================================
Class C                                         5,078,350
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        29.32
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.32
      divided by 95.25%)                   $        30.78
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        29.26
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        29.29
=========================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                     $ 40,502,621
---------------------------------------------------------
Dividends (net of $89,528 foreign
  withholding tax)                              6,260,679
---------------------------------------------------------
    Total investment income                    46,763,300
---------------------------------------------------------

EXPENSES:

Advisory fees                                   6,396,718
---------------------------------------------------------
Administrative services fees                       64,003
---------------------------------------------------------
Custodian fees                                    123,478
---------------------------------------------------------
Distribution fees-Class A                       1,765,499
---------------------------------------------------------
Distribution fees-Class B                       4,713,165
---------------------------------------------------------
Distribution fees-Class C                         646,358
---------------------------------------------------------
Trustees' fees                                     12,777
---------------------------------------------------------
Transfer agent fees-Class A                       967,484
---------------------------------------------------------
Transfer agent fees-Class B                     1,016,692
---------------------------------------------------------
Transfer agent fees-Class C                       154,837
---------------------------------------------------------
Other                                             372,541
---------------------------------------------------------
    Total expenses                             16,233,552
---------------------------------------------------------
Less: Expenses paid indirectly                    (20,915)
---------------------------------------------------------
    Net expenses                               16,212,637
---------------------------------------------------------
Net investment income                          30,550,663
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FORWARD CURRENCY CONTRACTS,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       (16,493,534)
---------------------------------------------------------
  Foreign currencies                              614,241
---------------------------------------------------------
  Forward currency contracts                      328,196
---------------------------------------------------------
  Futures contracts                            31,010,615
---------------------------------------------------------
  Option contracts written                       (487,018)
---------------------------------------------------------
                                               14,972,500
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        82,590,842
---------------------------------------------------------
  Foreign currencies                              (70,927)
---------------------------------------------------------
  Forward currency contracts                      236,706
---------------------------------------------------------
  Future contracts                             (8,215,663)
---------------------------------------------------------
  Option contracts written                         22,777
---------------------------------------------------------
                                               74,563,735
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies, forward currency
       contracts, futures and option
       contracts                               89,536,235
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $120,086,898
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                                 JUNE 30,       DECEMBER 31,
                                                                   1999             1998
                                                              --------------   --------------
OPERATIONS:

  Net investment income                                       $   30,550,663   $   42,651,746
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, forward currency contracts, futures
    and option contracts                                          14,972,500      (34,961,701)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, forward currency
    contracts, futures and option contracts                       74,563,735      202,514,022
---------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         120,086,898      210,204,067
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (16,048,648)     (25,009,619)
---------------------------------------------------------------------------------------------
  Class B                                                         (7,236,278)     (12,164,517)
---------------------------------------------------------------------------------------------
  Class C                                                         (1,014,815)      (1,261,081)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                                 --       (2,990,460)
---------------------------------------------------------------------------------------------
  Class B                                                                 --       (2,026,544)
---------------------------------------------------------------------------------------------
  Class C                                                                 --         (260,076)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        132,263,372      537,064,636
---------------------------------------------------------------------------------------------
  Class B                                                         88,482,030      344,386,485
---------------------------------------------------------------------------------------------
  Class C                                                         29,520,563       99,082,872
---------------------------------------------------------------------------------------------
    Net increase in net assets                                   346,053,122    1,147,025,763
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,326,557,999    1,179,532,236
---------------------------------------------------------------------------------------------
  End of period                                               $2,672,611,121   $2,326,557,999
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,207,862,652   $1,957,596,687
---------------------------------------------------------------------------------------------
  Undistributed net investment income                             11,346,214        5,095,292
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, forward currency
    contracts, futures and option contracts                      (19,854,085)     (34,826,585)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, forward currency contracts, futures and
    option contracts                                             473,256,340      398,692,605
---------------------------------------------------------------------------------------------
                                                              $2,672,611,121   $2,326,557,999
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid quarterly. Distributions from net realized capital gains, if any, are recorded on a dividend date and paid annually.
C. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $20,440,896 as of December 31, 1998 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
E. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
F. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the

    Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding forward currency contracts at June 30, 1999 were as follows:

                                CONTRACT TO
       SETTLEMENT         ------------------------                   UNREALIZED
          DATE             DELIVER       RECEIVE        VALUE       APPRECIATION
       ----------         ----------   -----------   -----------   --------------
        08/04/99    CAD   13,000,000   $ 8,909,785   $ 8,826,999      $ 82,786
        10/08/99    EUR    9,000,000     9,411,120     9,347,650        63,470
        08/31/99    GBP      600,000       958,200       946,172        12,028
        10/06/99    GBP   22,700,000    35,974,052    35,813,379       160,673
        07/22/99    SEK   72,000,000     8,673,131     8,493,908       179,223
                                       -----------   -----------      --------
                                       $63,926,288   $63,428,108      $498,180
                                       ===========   ===========      ========

H. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.
I. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the fund. During the six months ended June 30, 1999 AIM was paid $64,003 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1999, AFS was paid $943,086 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,765,499, $4,713,165 and $646,358, respectively, as compensation under the Plans.

    AIM Distributors received commissions of $457,923 from sales of the Class A shares of the Fund during the six months ended June 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1999, AIM Distributors received $87,792 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
    During the six months ended June 30, 1999, the Fund paid legal fees of $4,227 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $15,737 and $5,178, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $20,915 during the six months ended June 30, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period. Prior to May 28, 1999, the commitment fee rate was 0.05%.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $918,510,667 and $543,876,413, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $525,452,192
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (58,531,929)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $466,920,263
=========================================================

Cost of investments for tax purposes is $2,178,445,026.

NOTE 7-FUTURES CONTRACTS

On June 30, 1999, $12,307,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

  Open futures contracts at June 30, 1999 were as follows:

                        NO. OF                           UNREALIZED
CONTRACT               CONTRACTS   MONTH   COMMITMENT   APPRECIATION
--------               ---------   -----   ----------   ------------
S&P 500                   425      Sept.      Buy        $5,902,813
=======                =========   =====   ==========   ============

NOTE 8-CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 1999 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                  -------------------------
                                  NUMBER OF      PREMIUMS
                                  CONTRACTS      RECEIVED
                                  ---------     -----------
Beginning of period                   500       $   797,973
-------------------               ---------     -----------
Written                             1,600           475,184
-------------------               ---------     -----------
Closed                             (2,100)       (1,273,157)
-------------------               ---------     -----------
End of period                          --       $        --
===================               =========     ===========

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                                                       JUNE 30,                   DECEMBER 31,
                                                                         1999                         1998
                                                              --------------------------   ---------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
                                                              ----------   -------------   -----------   -------------
Sold:
  Class A                                                     12,898,183   $ 368,970,954    29,663,763   $ 789,886,049
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,793,585     165,386,698    15,995,669     427,423,474
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,622,088      46,345,466     4,375,455     117,461,185
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
of dividends:
  Class A                                                        533,355      15,307,454       872,547      23,134,563
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        233,755       6,698,800       492,389      13,073,889
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         33,612         964,240        54,578       1,446,813
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (8,800,234)   (252,015,036)  (10,355,432)   (275,955,976)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,927,791)    (83,603,468)   (3,657,104)    (96,110,878)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (624,195)    (17,789,143)     (747,879)    (19,825,126)
----------------------------------------------------------------------------------------------------------------------
                                                               8,762,358   $ 250,265,965    36,693,986   $ 980,533,993
======================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during the six months ended June 30, 1999 and each of the years in the five-year period ended December 31, 1998, and for a share of Class C outstanding during the six months ended June 30, 1999, the year ended December 31, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                        CLASS A
                                                          -------------------------------------------------------------------
                                                                                            DECEMBER 31,
                                                           JUNE 30,     -----------------------------------------------------
                                                           1999(a)         1998        1997       1996      1995       1994
                                                          ----------    ----------   --------   --------   -------    -------
Net asset value, beginning of period                      $    28.23    $    25.78   $  21.84   $  19.22   $ 14.62    $ 16.10
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
Income from investment operations:
 Net investment income                                          0.40          0.71(a)    0.60       0.66      0.49       0.44
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                                  1.01          2.45       4.66       2.99      4.57      (1.31)
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
   Total from investment operations                             1.41          3.16       5.26       3.65      5.06      (0.87)
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
Less distributions:
 Dividends from net investment income                          (0.32)        (0.65)     (0.55)     (0.55)    (0.46)     (0.39)
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
 Distributions from net realized gains                            --         (0.06)     (0.77)     (0.48)       --      (0.22)
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
   Total distributions                                         (0.32)        (0.71)     (1.32)     (1.03)    (0.46)     (0.61)
--------------------------------------------------------  ----------    ----------   --------   --------   -------    -------
Net asset value, end of period                            $    29.32    $    28.23   $  25.78   $  21.84   $ 19.22    $ 14.62
========================================================  ==========    ==========   ========   ========   =======    =======
Total return(b)                                                 5.02%        12.46%     24.41%     19.25%    34.97%     (5.44)%
========================================================  ==========    ==========   ========   ========   =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,504,926    $1,318,230   $683,633   $334,189   $92,241    $37,572
========================================================  ==========    ==========   ========   ========   =======    =======
Ratio of expenses to average net assets                         0.95%(c)      0.95%      0.98%      1.15%     1.43%(d)   1.25%(d)
========================================================  ==========    ==========   ========   ========   =======    =======
Ratio of net investment income to average net assets            2.81%(c)      2.81%      2.48%      2.97%     2.81%(e)   3.07%(e)
========================================================  ==========    ==========   ========   ========   =======    =======
Portfolio turnover rate                                           23%           43%        66%        72%       77%        76%
========================================================  ==========    ==========   ========   ========   =======    =======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $1,424,103,796.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.46% and 1.68% for 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.78% and 2.64% for 1995 and 1994, respectively.

                                                           CLASS B                                           CLASS C
                               ---------------------------------------------------------------    ------------------------------
                                                                DECEMBER 31,                                      DECEMBER 31,
                                JUNE 30,     -------------------------------------------------    JUNE 30,    ------------------
                                1999(a)        1998       1997     1996      1995       1994      1999(a)      1998      1997
                               ----------    --------   -------- --------   -------    -------    --------    --------   -------
Net asset value, beginning of
 period                        $    28.18    $  25.75   $  21.83 $  19.22   $ 14.62    $ 16.11    $  28.21    $  25.76   $ 25.55
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
Income from investment
 operations:
 Net investment income               0.28        0.42(a)    0.38     0.48      0.31       0.31        0.27        0.42(a)   0.16
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
 Net gains (losses) on
   securities (both realized
   and unrealized)                   1.01        2.51       4.68     2.99      4.61      (1.31)       1.02        2.53      1.01
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
     Total from investment
       operations                    1.29        2.93       5.06     3.47      4.92      (1.00)       1.29        2.95      1.17
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
Less distributions:
 Dividends from net investment
   income                           (0.21)      (0.44)     (0.37)   (0.38)    (0.32)     (0.27)      (0.21)      (0.44)    (0.19)
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
 Distributions from net
   realized gains                      --       (0.06)     (0.77)   (0.48)       --      (0.22)         --       (0.06)    (0.77)
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
     Total distributions            (0.21)      (0.50)     (1.14)   (0.86)    (0.32)     (0.49)      (0.21)      (0.50)    (0.96)
------------------------------ ----------    --------   -------- --------   -------    -------    --------    --------   -------
Net asset value, end of period $    29.26    $  28.18   $  25.75 $  21.83   $ 19.22    $ 14.62    $  29.29    $  28.21   $ 25.76
============================== ==========    ========   ======== ========   =======    =======    ========    ========   =======
Total return(b)                      4.61%      11.53%     23.42%   18.28%    33.93%     (6.23)%      4.60%      11.60%     4.67%
============================== ==========    ========   ======== ========   =======    =======    ========    ========   =======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                $1,018,952    $894,165   $486,506 $237,082   $72,634    $20,245    $148,733    $114,163   $ 9,394
============================== ==========    ========   ======== ========   =======    =======    ========    ========   =======
Ratio of expenses to average
 net assets                          1.78%(c)    1.76%      1.79%    1.97%     2.21%(d)   1.98%(d)    1.78%(c)    1.73%     1.78%(f)
============================== ==========    ========   ======== ========   =======    =======    ========    ========   =======
Ratio of net investment income
 to average net assets               1.98%(c)    2.00%      1.67%    2.15%     2.03%(e)   2.34%(e)    1.98%(c)    2.03%     1.68%(f)
============================== ==========    ========   ======== ========   =======    =======    ========    ========   =======
Portfolio turnover rate                23%         43%        66%      72%       77%        76%         23%         43%       66%
============================== ==========    ========   ======== ========   =======    =======    ========    ========   =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $950,444,870 and $130,343,014 for Class B and Class C,
    respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.23% and 2.45% for 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.01% and 1.87% for 1995 and 1994, respectively.
(f) Annualized.

BOARD OF TRUSTEES                                      OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                       Charles T. Bauer                        11 Greenway Plaza
Chairman                                               Chairman                                Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                       Robert H. Graham
Bruce L. Crockett                                      President                               INVESTMENT ADVISOR
Director
ACE Limited;                                           Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                      Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                                     Gary T. Crum                            Houston, TX 77046
                                                       Senior Vice President
Owen Daly II                                                                                   TRANSFER AGENT
Director                                               Dana R. Sutton
Cortland Trust Inc.                                    Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Edward K. Dunn Jr.                                     Robert G. Alley                         Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                   Vice President
Formerly Vice Chairman and President,                                                          CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and               Stuart W. Coco
President, Mercantile Bankshares                       Vice President                          State Street Bank and Trust Company
                                                                                               225 Franklin Street
Jack Fields                                            Melville B. Cox                         Boston, MA 02110
Chief Executive Officer                                Vice President
Texana Global, Inc.;                                                                           COUNSEL TO THE FUND
Formerly Member                                        Karen Dunn Kelley
of the U.S. House of Representatives                   Vice President                          Ballard Spahr
                                                                                               Andrews & Ingersoll, LLP
Carl Frischling                                        Edgar M. Larsen                         1735 Market Street
Partner                                                Vice President                          Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP
                                                       Mary J. Benson                          COUNSEL TO THE TRUSTEES
Robert H. Graham                                       Assistant Vice President and
President and Chief Executive Officer                  Assistant Treasurer                     Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                                                                    919 Third Avenue
                                                       Sheri Morris                            New York, NY 10022
Prema Mathai-Davis                                     Assistant Vice President and
Chief Executive Officer, YWCA of the U.S.A.,           Assistant Treasurer                     DISTRIBUTOR
Commissioner, New York City Dept. for
the Aging; and member of the Board of Directors,       Renee A. Friedli                        A I M Distributors, Inc.
Metropolitan Transportation Authority of               Assistant Secretary                     11 Greenway Plaza
New York State                                                                                 Suite 100
                                                       P. Michelle Grace                       Houston, TX 77046
Lewis F. Pennock                                       Assistant Secretary
Attorney
                                                       Jeffrey H. Kupor
Louis S. Sklar                                         Assistant Secretary
Executive Vice President
Hines Interests                                        Nancy L. Martin
Limited Partnership                                    Assistant Secretary

                                                       Ofelia M. Mayo
                                                       Assistant Secretary

                                                       Lisa A. Moss
                                                       Assistant Secretary

                                                       Kathleen J. Pflueger
                                                       Assistant Secretary

                                                       Samuel D. Sirko
                                                       Assistant Secretary

                                                       Stephen I. Winer
                                                       Assistant Secretary

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                      MONEY MARKET FUNDS                             A I M Management Group Inc. has
AIM Aggressive Growth Fund(1)                     AIM Money Market Fund                          provided leadership in the mutual-
AIM Blue Chip Fund                                AIM Tax-Exempt Cash Fund                       fund industry since 1976 and
AIM Capital Development Fund                                                                     managed approximately $121 billion
AIM Constellation Fund                            INTERNATIONAL GROWTH FUNDS                     in assets for more than 6.3 million
AIM Dent Demographic Trends Fund                  AIM Advisor International Value Fund           shareholders, including individual
AIM Large Cap Growth Fund                         AIM Asian Growth Fund                          investors, corporate clients and
AIM Mid Cap Equity Fund(A)                        AIM Developing Markets Fund                    financial institutions, as of June
AIM Select Growth Fund                            AIM Europe Growth Fund                         30, 1999.
AIM Small Cap Growth Fund(B)                      AIM European Development Fund                      The AIM Family of
AIM Small Cap Opportunities Fund                  AIM International Equity Fund                  Funds--Registered Trademark-- is
AIM Value Fund                                    AIM Japan Growth Fund                          distributed nationwide, and AIM
AIM Weingarten Fund                               AIM Latin American Growth Fund                 today is the 10th-largest mutual-
                                                  AIM New Pacific Growth Fund                    fund complex in the United States
GROWTH & INCOME FUNDS                                                                            in assets under management,
AIM Advisor Flex Fund                             GLOBAL GROWTH FUNDS                            according to Strategic Insight, an
AIM Advisor Large Cap Value Fund                  AIM Global Aggressive Growth Fund              independent mutual-fund monitor.
AIM Advisor Real Estate Fund                      AIM Global Growth Fund
AIM Balanced Fund
AIM Basic Value Fund(C)                           GLOBAL GROWTH & INCOME FUNDS
AIM Charter Fund                                  AIM Global Growth & Income Fund
                                                  AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund                            GLOBAL INCOME FUNDS
AIM High Yield Fund                               AIM Emerging Markets Debt Fund(D)
AIM High Yield Fund II                            AIM Global Government Income Fund
AIM Income Fund                                   AIM Global Income Fund
AIM Intermediate Government Fund                  AIM Strategic Income Fund
AIM Limited Maturity Treasury Fund
                                                  THEME FUNDS
TAX-FREE INCOME FUNDS                             AIM Global Consumer Products and Services Fund
AIM High Income Municipal Fund                    AIM Global Financial Services Fund
AIM Municipal Bond Fund                           AIM Global Health Care Fund
AIM Tax-Exempt Bond Fund of Connecticut           AIM Global Infrastructure Fund
AIM Tax-Free Intermediate Fund                    AIM Global Resources Fund
                                                  AIM Global Telecommunications and Technology Fund(E)
                                                  AIM Global Trends Fund(F)



(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


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